Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

The following information replaces similar disclosure in the SMID Prospectus under Fund Summary — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 32 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 19 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL MID VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Behavioral Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Behavioral International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Stratton Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Stratton Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Stratton Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Ultra Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL SHORT DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Corporate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

Sterling Capital Securitized Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL DIVERSIFIED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectus under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 200 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 50 of the Fund’s statement of additional information (“SAI”).

STERLING CAPITAL SMID OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 4, 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective April 4, 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the SMID Prospectus under Fund Summary — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 32 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 19 of the Fund’s statement of additional information (“SAI”).